SUBSEQUENT EVENTS (Details)							1 Months Ended		6 Months Ended
	Aug. 12, 2022 USD ($) tranche $ / shares shares	Jul. 30, 2022 USD ($)	Jul. 12, 2022 USD ($) shareholder shares	Jul. 06, 2022 $ / shares shares	Jul. 01, 2022 USD ($) tranche $ / shares shares	Jan. 21, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jan. 18, 2022	Jan. 13, 2022 $ / shares
Subsequent Event [Line Items]
Cash withdrawn from Trust Account in connection with redemption | $						$ 148,079,821		$ 148,079,821	$ 43,349,494
Class A common stock
Subsequent Event [Line Items]
Class A Ordinary shares elected to redeem upon extension of business combination period | shares						14,797,723		14,797,723	14,797,723
Cash withdrawn from Trust Account in connection with redemption | $									$ 148,079,821
Sponsor
Subsequent Event [Line Items]
Stated percentage										12.00%
Second A&R Subscription Agreements | PIPE Investors | Common stock | Business Combination Agreement
Subsequent Event [Line Items]
Period of holding from closing of subscription (in months)				15 months
Subsequent event | Business Combination Agreement | Bridge Note | Tempo
Subsequent Event [Line Items]
Aggregate principal amount | $					$ 5,000,000
Amount advances | $					$ 2,500,000
Stated percentage					12.00%
Subsequent event | Class A common stock
Subsequent Event [Line Items]
Number of shareholders elected for redemption | shareholder			813
Class A Ordinary shares elected to redeem upon extension of business combination period | shares			4,256,979				4,256,979
Percentage of shares redeemed on issued and outstanding shares			51.90%
Cash withdrawn from Trust Account in connection with redemption | $			$ 43,349,494				$ 43,349,494
Subsequent event | Sponsor | Class A common stock
Subsequent Event [Line Items]
Price per share | $ / shares											$ 0.03
Subsequent event | OCM
Subsequent Event [Line Items]
Percentage of termination fee		3.50%
Aggregate principal amount | $		$ 7,000,000.0
Subsequent event | Maximum | Business Combination Agreement | Bridge Note | Tempo
Subsequent Event [Line Items]
Aggregate principal amount | $					$ 5,000,000
Subsequent event | Whizz Sellers | Business Combination Agreement
Subsequent Event [Line Items]
Number of trading days					30 days
Number of consecutive trading days					150 days
Subsequent event | Merger Agreement Amendment | Common stock | Business Combination Agreement | Tempo
Subsequent Event [Line Items]
Base purchase price | $					$ 658,434,783
Number of earnout shares to be issued | shares					7,500,000
Number of tranches for vesting of earnout shares | tranche	2				2
Number of earnout shares in one tranche | shares	3,500,000				5,000,000
Amount of EBITDA to be earned for vesting of earnout shares | $	$ 5,000,000.0				$ 10,000,000.0
Amount of revenue to be earned for vesting of earnout shares | $	$ 15,000,000.0				$ 50,000,000.0
Period for EBITDA and revenue to be earned for vesting of earnout shares	5 years				5 years
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Subsequent event | Merger Agreement Amendment | Minimum | Common stock | Business Combination Agreement | Tempo
Subsequent Event [Line Items]
Base purchase price | $	$ 235,000,000
Number of earnout shares to be issued | shares	7,000,000
Reduce the minimum cash condition | $	$ 10,000,000.0
Subsequent event | Merger Agreement Amendment | Maximum | Common stock | Business Combination Agreement | Tempo
Subsequent Event [Line Items]
Base purchase price | $	$ 488,375,000				$ 488,375,000
Number of earnout shares to be issued | shares	10,000,000				10,000,000
Reduce the minimum cash condition | $	$ 320,000,000.0
Subsequent event | Merger Agreement Amendment | Whizz Sellers | Business Combination Agreement
Subsequent Event [Line Items]
Number of trading days					20 days
Subsequent event | Bridge Subscription Agreement | AEPI | Common stock | Business Combination Agreement
Subsequent Event [Line Items]
Price per share | $ / shares					$ 10.00
Maximum number of shares to be issued | shares					500,000
Numerator for calculation of number of additional shares if Adjustment Period VWAP less than 10.00 | $ / shares					$ 10.00
Deemed Adjustment Period VWAP | $ / shares					4.00
Subsequent event | Bridge Subscription Agreement | AEPI | Maximum | Common stock | Business Combination Agreement
Subsequent Event [Line Items]
Deemed Adjustment Period VWAP | $ / shares					$ 4.00
Subsequent event | Second A&R Subscription Agreements | PIPE Investors | Common stock | Business Combination Agreement
Subsequent Event [Line Items]
Price per share | $ / shares				$ 10.00
Minimum Adjustment Period VWAP | $ / shares				$ 4.00
Additional number of shares to be issued | shares				2,000,000
Number of trading days				30 days
Number of consecutive trading days				29 days
Number of Sponsor Earnout Shares to be issued | shares				2,000,000
Subsequent event | Second A&R Subscription Agreements | PIPE Investors | Maximum | Common stock | Business Combination Agreement
Subsequent Event [Line Items]
Minimum Adjustment Period VWAP | $ / shares				$ 6.50
Subsequent event | SSA Amendment | Sponsor | Business Combination Agreement
Subsequent Event [Line Items]
Number of founder shares to contribute, transfer, assign, convey and deliver by Sponsored | shares	5,595,000			5,595,000
Number of shares exchanged for founder shares | shares	3,095,000			3,595,000
Number of Sponsor Earnout Shares to be issued | shares	500,000
Subsequent event | SSA Amendment | Sponsor | Class A common stock | Business Combination Agreement
Subsequent Event [Line Items]
Number of Sponsor Earnout Shares to be issued | shares				2,000,000